Consolidated Statements Of Shareholders' Equity (USD $)	Series B Preferred Shares [Member] Additional Paid-In Deficit/Capital [Member] USD ($)	Series B Preferred Shares [Member] Loss/Deficit [Member] USD ($)	Series B Preferred Shares [Member] USD ($)	Series C Preferred Shares [Member] Loss/Deficit [Member] USD ($)	Series C Preferred Shares [Member] USD ($)	Class A Common Shares [Member]	Class C Common Shares [Member]	Series A Preferred Shares [Member]	Series B Preferred Shares [Member]	Series C Preferred Shares [Member]	Common Shares [Member] USD ($)	Preferred Shares [Member] USD ($)	Additional Paid-In Deficit/Capital [Member] USD ($)	Loss/Deficit [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2008											$ 668,000		$ 1,282,189,000	$ (443,081,000)	$ (93,416,000)	$ 746,360,000
Balance, shares at Dec. 31, 2008						66,800,041	100
Preferred shares issued												2,000	199,998,000			200,000,000
Preferred shares issued, shares								200,000
Fees and expenses in connection with issuance of common shares, dividend reinvestment program and preferred shares													(1,558,000)			(1,558,000)
Shares issued through dividend reinvestment program (note 11)											8,000		7,124,000			7,132,000
Shares issued through dividend reinvestment program (note 11), shares						852,230
Share-based compensation expense (note 13):
Restricted class A common shares and phantom share units issued											1,000		2,183,000			2,184,000
Restricted class A common shares and phantom share units issued, shares						82,540
Net earnings (loss)														145,252,000		145,252,000
Other comprehensive income															12,169,000	12,169,000
Dividends on class A common shares														(51,973,000)		(51,973,000)
Balance at Dec. 31, 2009											677,000	2,000	1,489,936,000	(349,802,000)	(81,247,000)	1,059,566,000
Balance, shares at Dec. 31, 2009						67,734,811	100	200,000
Preferred shares issued												3,000	25,997,000			26,000,000
Preferred shares issued, shares									260,000
Fees and expenses in connection with issuance of common shares, dividend reinvestment program and preferred shares													(104,000)			(104,000)
Shares issued through dividend reinvestment program (note 11)											7,000		7,693,000			7,700,000
Shares issued through dividend reinvestment program (note 11), shares						708,325
Share-based compensation expense (note 13):
Restricted class A common shares and phantom share units issued											2,000		2,668,000			2,670,000
Restricted class A common shares and phantom share units issued, shares						158,104
Net earnings (loss)														(87,747,000)		(87,747,000)
Other comprehensive income															13,086,000	13,086,000
Dividends on class A common shares														(30,658,000)		(30,658,000)
Dividends on preferred shares	632,000	(1,409,000)	(777,000)
Balance at Dec. 31, 2010											686,000	5,000	1,526,822,000	(469,616,000)	(68,161,000)	989,736,000
Balance, shares at Dec. 31, 2010						68,601,240	100	200,000	260,000
Redemption of Series B preferred shares (note 11)												(3,000)	(27,470,000)	2,873,000		(24,600,000)
Redemption of Series B preferred shares (note 11), shares									(260,000)
Preferred shares issued												140,000	349,860,000			350,000,000
Preferred shares issued, shares										14,000,000
Fees and expenses in connection with issuance of common shares, dividend reinvestment program and preferred shares													(9,750,000)			(9,750,000)
Premium on issuance of Series C preferred Shares													4,289,000			4,289,000
Shares issued through dividend reinvestment program (note 11)											10,000		13,029,000			13,039,000
Shares issued through dividend reinvestment program (note 11), shares						975,620
Share-based compensation expense (note 13):
Restricted class A common shares and phantom share units issued													2,528,000			2,528,000
Restricted class A common shares and phantom share units issued, shares						43,200
Net earnings (loss)														(83,400,000)		(83,400,000)
Other comprehensive income															12,175,000	12,175,000
Dividends on class A common shares														(47,414,000)		(47,414,000)
Dividends on preferred shares	841,000	(1,813,000)	(972,000)	(22,206,000)	(22,206,000)
Amortization of Series C issuance costs													830,000	(830,000)
Balance at Dec. 31, 2011											$ 696,000	$ 142,000	$ 1,860,979,000	$ (622,406,000)	$ (55,986,000)	$ 1,183,425,000
Balance, shares at Dec. 31, 2011						69,620,060	100	200,000		14,000,000